RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Common Stock Activity in the Common Stock Fund

	2025	2024
Shares owned	90,744	86,910
Shares purchased	34,351	8,561
Shares sold	30,517	4,448